CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Net revenue
Product	$ 2,231	$ 1,205	$ 4,297	$ 3,612
Royalty and other	222	368	752	1,045
Total net revenue	2,453	1,573	5,049	4,657
Cost of net revenue	1,256	658	2,590	2,484
Gross profit	1,197	915	2,459	2,173
Operating expenses
Research and development	1,436	3,927	7,234	14,043
Selling, general and administrative	1,244	1,450	3,659	4,543
Restructuring charges	50		1,052	676
Total operating expenses	2,730	5,377	11,945	19,262
Loss from operations	(1,533)	(4,462)	(9,486)	(17,089)
Interest expense	238	217	685	464
Other income / (expense), net	32	(2)	45	43
Loss before income taxes	(1,739)	(4,681)	(10,126)	(17,510)
Income tax provision	4	20	16	60
Net loss	(1,743)	(4,701)	(10,142)	(17,570)
Other comprehensive income, net of tax:
Net unrealized gains / (losses) on available-for-sale securities		(1)		15
Comprehensive loss	$ (1,743)	$ (4,702)	$ (10,142)	$ (17,555)
Net loss per share
Basic and diluted	$ (0.22)	$ (0.71)	$ (1.43)	$ (2.66)
Shares used in computing net loss per share
Basic and diluted	7,938	6,609	7,092	6,592